Form N-1A Supplement	Oct. 23, 2025
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Equity Fund, and Venerable Bond Index Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ Prospectus and SAI, effective immediately:

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Equity Fund, and Venerable Bond Index Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ Prospectus and SAI, effective immediately:

Venerable World Equity Fund | Venerable World Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Equity Fund, and Venerable Bond Index Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ Prospectus and SAI, effective immediately:

Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Equity Fund, and Venerable Bond Index Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ Prospectus and SAI, effective immediately:

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Equity Fund, and Venerable Bond Index Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ Prospectus and SAI, effective immediately:

Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Equity Fund, and Venerable Bond Index Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ Prospectus and SAI, effective immediately:

Venerable Bond Index Fund | Venerable Bond Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Equity Fund, and Venerable Bond Index Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ Prospectus and SAI, effective immediately: